Financial Assets and Liabilities	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities

Note 10—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	March 31, 2023	December 31, 2022
	(EUR’000)
Financial assets by category
Trade receivables	16,121	11,910
Other receivables (excluding income tax and indirect tax receivables)	8,464	3,884
Marketable securities	84,460	298,180
Cash and cash equivalents	501,281	444,767
Financial assets measured at amortized cost	610,326	758,741
Total financial assets	610,326	758,741
Classified in the statement of financial position
Non-current assets	1,984	9,412
Current assets	608,342	749,329
Total financial assets	610,326	758,741

Financial liabilities by category
Borrowings
Convertible senior notes	399,880	399,186
Lease liabilities	105,501	109,191
Trade payables and accrued expenses	131,438	101,032
Financial liabilities measured at amortized cost	636,819	609,409
Derivative liabilities	116,768	157,950
Financial liabilities measured at fair value through profit or loss	116,768	157,950
Total financial liabilities	753,587	767,359
Classified in the statement of financial position
Non-current liabilities	596,756	640,907
Current liabilities	156,831	126,452
Total financial liabilities	753,587	767,359

Marketable Securities

The composition of the portfolio of marketable securities is specified in the following table:

	March 31, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	42,955	99,337
Corporate bonds	36,907	104,236
Agency bonds	4,598	15,521
Total marketable securities	84,460	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	84,460	290,688
Total marketable securities	84,460	298,180
Specified by rate structure
Fixed rate	75,834	205,825
Floating rate	8,626	11,787
Zero-coupon	—	80,568
Total marketable securities	84,460	298,180
Specified by investment grade credit rating
High grade	51,052	203,530
Upper medium grade	33,408	94,650
Total marketable securities	84,460	298,180

The portfolio of marketable securities is all denominated in U.S. Dollars. At March 31, 2023, the portfolio had a weighted average duration of 3.4 months. All marketable securities have investment grade ratings and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss and accordingly, no provision for expected credit loss has been recognized.

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On March 31, 2023, the carrying amount of the convertible notes was €399.9 million, and the fair value was approximately €388.0 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (49% as of March 31, 2023).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On March 31, 2023, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €14.0 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on March 31, 2023, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €21.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Derivative liabilities are measured at fair value. All other financial assets and liabilities are measured at amortized cost.

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate their carrying amount. Fair value compared to carrying amount of marketable securities, convertible notes and derivatives and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	March 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	84,460	83,525	298,180	295,843	1
Financial assets measured at amortized cost	84,460	83,525	298,180	295,843
Total financial assets	84,460	83,525	298,180	295,843
Financial liabilities
Convertible senior notes	399,880	388,003	399,186	382,459	3
Financial liabilities measured at amortized cost	399,880	388,003	399,186	382,459
Derivative liabilities	116,768	116,768	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	116,768	116,768	157,950	157,950
Total financial liabilities	516,648	504,771	557,136	540,409

Movements in level 3 fair value measurements are specified below:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(41,182)	(1,088)
March 31	116,768	141,379

Maturity Analysis

Maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at March 31, 2023, is specified below:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
March 31, 2023
Borrowings
Convertible senior notes	11,897	41,638	534,684	588,219	399,880
Lease liabilities	13,565	51,967	57,331	122,863	105,501
Trade payables and accrued expenses	131,438	—	—	131,438	131,438
Total financial liabilities	156,900	93,605	592,015	842,520	636,819